Subsequent Events (Details) - USD ($)			1 Months Ended					3 Months Ended	9 Months Ended			12 Months Ended
	Apr. 07, 2020	Apr. 09, 2019	Dec. 29, 2020	Jun. 24, 2020	Jun. 23, 2020	Jun. 22, 2020	Feb. 28, 2019	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturity date	Jun. 30, 2020
Number of shares issued by company	33,000							25,052,746		25,052,746			24,122,746	22,848,246
Warrant aggregate purchase for consultant for services						30,000
Exercise price per warrant						$ 0.01
Warrant expense						$ 149,700
Price per share						$ 5.00
Share issued for consulting service, value								$ 149,626		$ 492,125	$ 100,000		$ 168,875	$ 1,250,000
Swirlds Agreement [Member]
Software license agreement, description					The Company entered into an amended and restated software license agreement (the “Swirlds Agreement”) with Swirlds, Inc. “Swirlds”). Pursuant to the Swirlds Agreement, the Company extended its license from Swirlds of Hashgraph technology for use in the Company’s Coro payment platform. The term and fees of such license will be as set forth in any applicable order form. In connection with the Swirlds Agreement, the Company and Swirlds executed an order form (the “Order Form”), which amends, restates and supersedes the order form between the Company and Swirlds dated December 13, 2018, whereby the Company will license 15 nodes from Swirlds, at a license fee of $15,000 per node, for a term of one (1) year, for a license fee of $225,000. Pursuant to the Order Form, the license of the nodes will automatically renew for additional one (1) year terms unless and until either party terminates the Swirlds Agreement or provides notice of non-renewal of the license then in effect. Should the license for any of the foregoing 15 nodes renew for any additional year, the license fee per node will drop to $3,000 per node per year.
Niquana Noel [Member]
Warrant aggregate purchase for consultant for services						50,000
Exercise price per warrant						$ 0.01
Warrant expense						$ 249,500
Price per share						$ 5.00
Board of Directors [Member]
Number of shares issued by company				7,500
Director fee				$ 7,500
Subsequent event, description				Between January 1, 2020 and January 22, 2021, the Company entered into [and closed] securities purchase agreements with accredited investors pursuant to which the Company issued and sold an aggregate of 1,037,000 shares of common stock for an aggregate purchase price of $5,185,000. [The Company has closed on the sale of 997,000 of such shares as of January 22, 2021.]
Lyle Hauser [Member]
Maturity date		Jun. 30, 2019					Mar. 31, 2019
Subsequent Event [Member] | Consulting And Business Development [Member]
Price per share									$ 5.00			$ 5.00
Share issued for consulting service, share												68,500
Share issued for consulting service, value												$ 342,500
Subsequent Event [Member] | Business Development Services [Member]
Price per share									4.75			$ 4.75
Share issued for consulting service, share												22,500
Share issued for consulting service, value												$ 106,875
Subsequent Event [Member] | Business Development Services One [Member]
Price per share									4.95			$ 4.95
Share issued for consulting service, share												5,000
Share issued for consulting service, value												$ 24,750
Subsequent Event [Member] | Employment Agreement [Member]
Subsequent event, description			The Company entered into amendment No. 2 to the Company’s employment agreement with J. Mark Goode. Pursuant to the amendment, Mr. Goode’s employment with the Company will continue until January 31, 2021, and Mr. Goode agreed to resign as President, Chairman, and Chief Executive Officer of the Company effective December 31, 2020. From the period January 1, 2021 to January 31, 2021 Mr. Goode will be entitled to his base salary and any other regular compensation under the employment agreement and will assist the Company in the Company’s transition to a new Chief Executive Officer. Mr. Goode agreed that he would return 250,000 shares of the Company’s common stock if he were not serving as Chief Executive Officer of the Company as of December 30, 2020, and agreed to return 62,500 shares of common stock to the Company upon expiration of the employment agreement on January 31, 2021.
Subsequent Event [Member] | Three Independent Directors [Member]
Price per share									$ 4.75			$ 4.75
Share issued for consulting service, share												45,000
Share issued for consulting service, value												$ 213,750
Subsequent Event [Member] | Lyle Hauser [Member]
Repayment of debt									$ 73,382